Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Financials Portfolio
May 31, 2024
FIN-NPRT1-0724
1.802171.120
Common Stocks - 100.0%
	Shares	Value ($)
Banks - 35.5%
Diversified Banks - 21.8%
Bank of America Corp.	1,066,900	42,665,331
Citigroup, Inc.	365,700	22,786,767
KeyCorp	870,800	12,513,396
PNC Financial Services Group, Inc.	86,500	13,614,235
U.S. Bancorp	280,400	11,370,220
Wells Fargo & Co.	884,790	53,016,617
		155,966,566
Regional Banks - 13.7%
Associated Banc-Corp.	335,200	7,179,984
BOK Financial Corp. (a)	79,800	7,231,476
Cadence Bank	139,230	3,975,017
East West Bancorp, Inc. (a)	109,800	8,146,062
Eastern Bankshares, Inc.	416,800	5,710,160
First Hawaiian, Inc.	189,500	3,852,535
First Interstate Bancsystem, Inc.	260,221	6,906,265
Heartland Financial U.S.A., Inc.	136,200	5,987,352
M&T Bank Corp.	114,137	17,303,169
Popular, Inc.	135,800	12,087,558
Trico Bancshares	112,200	4,272,576
UMB Financial Corp. (a)	91,888	7,575,247
WesBanco, Inc.	131,900	3,640,440
Wintrust Financial Corp.	37,700	3,717,597
		97,585,438
TOTAL BANKS		253,552,004
Capital Markets - 20.8%
Asset Management & Custody Banks - 7.9%
AllianceBernstein Holding LP	238,000	7,984,900
Bank of New York Mellon Corp.	158,800	9,466,068
Blue Owl Capital, Inc. Class A (a)	270,100	4,859,099
Carlyle Group LP (a)	167,600	7,200,096
CVC Capital Partners PLC (b)	11,300	219,585
Northern Trust Corp.	111,100	9,359,064
Patria Investments Ltd.	391,600	5,090,800
State Street Corp.	165,700	12,525,263
		56,704,875
Financial Exchanges & Data - 4.3%
Bolsa Mexicana de Valores S.A.B. de CV	2,179,900	3,995,809
MarketAxess Holdings, Inc.	55,400	11,020,722
Moody's Corp.	38,800	15,403,212
		30,419,743
Investment Banking & Brokerage - 8.6%
Lazard, Inc. Class A (a)	200,192	8,053,724
Morgan Stanley	214,900	21,025,816
Perella Weinberg Partners Class A	445,823	6,883,507
Raymond James Financial, Inc.	75,700	9,292,175
Stifel Financial Corp. (a)	111,100	8,993,545
Virtu Financial, Inc. Class A	330,500	7,271,000
		61,519,767
TOTAL CAPITAL MARKETS		148,644,385
Consumer Finance - 3.6%
Consumer Finance - 3.6%
Discover Financial Services	108,600	13,320,876
FirstCash Holdings, Inc.	65,111	7,677,889
OneMain Holdings, Inc.	95,200	4,676,224
		25,674,989
Financial Services - 19.7%
Commercial & Residential Mortgage Finance - 1.7%
Essent Group Ltd.	108,938	6,176,785
NMI Holdings, Inc. Class A (c)	181,600	6,025,488
		12,202,273
Diversified Financial Services - 4.1%
Apollo Global Management, Inc.	148,400	17,238,144
Corebridge Financial, Inc.	237,100	6,916,207
Voya Financial, Inc.	68,200	5,170,924
		29,325,275
Multi-Sector Holdings - 0.5%
Cannae Holdings, Inc.	197,690	3,594,004
Transaction & Payment Processing Services - 13.4%
Corpay, Inc. (c)	28,500	7,628,595
Fiserv, Inc. (c)	77,200	11,561,472
Global Payments, Inc.	104,100	10,602,585
MasterCard, Inc. Class A	146,600	65,540,461
		95,333,113
TOTAL FINANCIAL SERVICES		140,454,665
Insurance - 19.4%
Insurance Brokers - 5.7%
Arthur J. Gallagher & Co.	53,900	13,654,487
Marsh & McLennan Companies, Inc.	77,300	16,045,934
The Baldwin Insurance Group, Inc. Class A, (c)	326,511	10,996,890
		40,697,311
Property & Casualty Insurance - 11.3%
American Financial Group, Inc.	78,200	10,158,962
Beazley PLC	741,400	6,555,585
Chubb Ltd.	76,800	20,798,976
Direct Line Insurance Group PLC	2,187,900	6,009,041
Fidelity National Financial, Inc.	129,100	6,501,476
First American Financial Corp.	56,300	3,129,154
Hartford Financial Services Group, Inc.	116,900	12,093,305
Hiscox Ltd.	673,500	9,870,307
Lancashire Holdings Ltd.	634,000	5,139,739
		80,256,545
Reinsurance - 2.4%
Enstar Group Ltd. (c)	1,873	586,511
Reinsurance Group of America, Inc.	78,400	16,448,320
		17,034,831
TOTAL INSURANCE		137,988,687
Professional Services - 1.0%
Research & Consulting Services - 1.0%
Dun & Bradstreet Holdings, Inc. (a)	705,200	6,762,868
TOTAL COMMON STOCKS (Cost $550,161,437)		713,077,598

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e) (Cost $22,914,275)	22,911,984	22,914,275

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $573,075,712)	735,991,873
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(22,539,645)
NET ASSETS - 100.0%	713,452,228

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $219,585 or 0.0% of net assets.

(c)	Non-income producing
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,842,322	13,031,884	15,874,206	11,344	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	14,222,525	65,571,681	56,879,931	7,102	-	-	22,914,275	0.1%
Total	17,064,847	78,603,565	72,754,137	18,446	-	-	22,914,275

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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